INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (10K)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY
NOTE 8.	INVESTMENTS IN UNCONSOLIDATED ENTITIES

We use the equity method of accounting for investments in other companies that are not controlled by us and in which our interest is generally between 20% and 50% of the voting shares or we have significant influence over the entity, or both.

Altrazeal Trading Ltd.

On January 11, 2012, we executed a shareholders’ agreement for the establishment of Altrazeal Trading Ltd., a single purpose entity to be used for the exclusive marketing of Altrazeal® throughout the European Union, Australia, New Zealand, North Africa, and the Middle East.  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal Trading Ltd.  On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading Ltd. for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three and six months ended June 30, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading Ltd. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading Ltd. for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013, and 2012 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon audited financial statements received in May 2014, our unrecorded share of Altrazeal Trading Ltd. losses for the year ended December 31, 2012 totaled $129,207.

Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Altrazeal Trading GmbH

On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH (“Altrazeal Trading”).  As a result of this transfer, we received a non-dilutable 25% ownership interest in Altrazeal Trading.

Audited financial statements of Altrazeal Trading for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three and six months ended June 30, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading for the six months ended June 30, 2015 and for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2014, our unrecorded share of Altrazeal Trading cumulative losses as of December 31, 2014 totaled $295,477.

Summarized financial information for our investment in Altrazeal Trading assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2014 (Unaudited)	December 31, 2013 (Unaudited)
Balance sheet
Total assets	$1,039,343		$757,784
Total liabilities	$2,178,865		$1,563,046
Total stockholders’ (deficit)	$(1,139,522)		$(805,262)
Statement of operations
Revenues	$882,583	$	---
Net (loss)	$(465,580)		$(798,009)

Purchase of Altrazeal Trading GmbH – May 2015

On May 12, 2015, we entered into a Binding Term Sheet (the “Term Sheet”) with IPMD GmbH, an Austrian limited liability company, and Firnron Ltd., a Cypriot limited liability company (collectively, the “Seller”) related to our purchase of 75% of the share capital of Altrazeal Trading.  We currently own the remaining 25% of share capital of Altrazeal Trading.  Altrazeal Trading is the distributor of Altrazeal® transforming powder dressing in European Union, Australia, New Zealand, Middle East (excluding Jordan and Syria), North Africa, Albania, Bosnia, Croatia, Kosovo, Macedonia, Montenegro, and Serbia.

Pursuant to the terms and conditions in the Term Sheet, the purchase price will be composed of 3,150,000 Euro for the purchase of the share capital of Altrazeal Trading and 88,834 Euro for the purchase of product inventory.  The purchase of the share capital of Altrazeal Trading will be paid in installments, with 1,147,200 Euro due at closing (of which 646,500 Euro will be paid with an offset of accounts receivable) and five installment payments of 500,700 Euro due by no later than June 30, 2015, August 31, 2015, October 31, 2015, and December 31, 2015.  The sale is structured as an “installment sale”, with 15% of equity in Altrazeal Trading being transferred upon the payment of each installment by us.  The installments are payable in either cash or in shares of our common stock at our option.  If installment payments are made in common stock, the calculation of shares to be issued will be 110% of the average closing price for the last 10 trading days prior to the installment payment date and include a warrant for 10% of the shares issued with a premium of $0.30 per share to the market price. The purchase of the product inventory for 88,834 Euro will be paid on September 30, 2015.

To the extent we issue shares of common stock to pay the purchase price, we have agreed to register the resale of such shares to the extent possible. The Term Sheet anticipates the negotiation and execution of a purchase agreement containing all terms of the Term Sheet and other standard terms for such a transaction within 60 days.  Such 60 day period expired on July 21, 2015 but both parties are continuing in their efforts to finalize the negotiation and execution of a purchase agreement by no later than November 15, 2015.

ORADISC GmbH

On October 19, 2012, we executed a shareholders’ agreement for the establishment of ORADISC GmbH, a single purpose entity to be used for the exclusive development and marketing of OraDisc™ erodible film technology products.  We received a non-dilutable 25% ownership interest in ORADISC GmbH.

Audited financial statements of ORADISC GmbH for the years ended December 31, 2013 and 2014 and unaudited financial statements for the three and six months ended June 30, 2015 have not been released to us and, therefore, we have not included the effect of the financial activities of ORADISC GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of ORADISC GmbH for the six months ended June 30, 2015 and for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of ORADISC GmbH cumulative losses as of December 31, 2013 totaled $11,430.

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)

Altrazeal AG

On February 1, 2014, we executed a shareholders’ agreement with Altrazeal AG, a single purpose entity for the marketing of Altrazeal® in several territories, including Africa (markets not already licensed), Latin America, Georgia, Turkmenistan, Ukraine, the Commonwealth of Independent States, Jordan, Syria, Asia and the Pacific (excluding China, Hong Kong, Macau, Taiwan, South Korea, Japan, Australia, and New Zealand).  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal AG.

Audited or unaudited financial statements of Altrazeal AG for the three and six months ended June 30, 2015 and for the year ended December 31, 2014 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal AG in our financial statements for such reporting period.  We believe that our share of the cumulative losses of Altrazeal AG for the six months ended June 30, 2015 and for the year ended December 31, 2014 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

NOTE 9.	INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

We use the equity method of accounting for investments in other companies that are not controlled by us and in which our interest is generally between 20% and 50% of the voting shares or we have significant influence over the entity, or both.

Altrazeal Trading Ltd.

On January 11, 2012, we executed a shareholders’ agreement for the establishment of Altrazeal Trading Ltd., a single purpose entity to be used for the exclusive marketing of Altrazeal® throughout the European Union, Australia, New Zealand, North Africa, and the Middle East.  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal Trading Ltd.  On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading Ltd. for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading Ltd. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading Ltd. for the years ended December 31, 2014, 2013, and 2012 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon audited financial statements received in May 2014, our unrecorded share of Altrazeal Trading Ltd. losses for the year ended December 31, 2012 totaled $129,207.

Summarized financial information for our investment in Altrazeal Trading Ltd. assuming 100% ownership is as follows:

Altrazeal Trading Ltd.	December 31, 2012
Balance sheet
Total assets	$136,661
Total liabilities	$660,006
Total stockholders’ (deficit)	$(523,345)
Statement of operations
Revenues	$61,028
Net (loss)	$(516,829)

Altrazeal Trading GmbH

On February 1, 2014, Altrazeal Trading Ltd. transferred all of their rights and obligations under the existing shareholders’ agreement to Altrazeal Trading GmbH.  As a result of this transfer, we received a non-dilutable 25% ownership interest in Altrazeal Trading GmbH.

Audited financial statements of Altrazeal Trading GmbH for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal Trading GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of Altrazeal Trading GmbH for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of Altrazeal Trading GmbH cumulative losses as of December 31, 2013 totaled $213,370.

Summarized financial information for our investment in Altrazeal Trading GmbH assuming 100% ownership is as follows:

Altrazeal Trading GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$757,784
Total liabilities		$1,563,046
Total stockholders’ (deficit)		$(805,262)
Statement of operations
Revenues	$	---
Net (loss)		$(798,009)

ORADISC GmbH

On October 19, 2012, we executed a shareholders’ agreement for the establishment of ORADISC GmbH, a single purpose entity to be used for the exclusive development and marketing of OraDisc™ erodible film technology products.  We received a non-dilutable 25% ownership interest in ORADISC GmbH.

Audited financial statements of ORADISC GmbH for the years ended December 31, 2014 and 2013 have not been released to us and, therefore, we have not included the effect of the financial activities of ORADISC GmbH. in our financial statements for each reporting period.  We believe that our share of the cumulative losses of ORADISC GmbH for the years ended December 31, 2014 and 2013 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.

Based upon the unaudited financial statements for the year ended December 31, 2013, our unrecorded share of ORADISC GmbH cumulative losses as of December 31, 2013 totaled $11,430.

Summarized financial information for our investment in ORADISC GmbH assuming 100% ownership is as follows:

ORADISC GmbH	December 31, 2013 (Unaudited)
Balance sheet
Total assets		$305,069
Total liabilities		$302,572
Total stockholders’ equity		$2,497
Statement of operations
Revenues	$	---
Net (loss)		$(34,671)

Altrazeal AG

On February 1, 2014, we executed a shareholders’ agreement with Altrazeal AG, a single purpose entity for the marketing of Altrazeal® in several territories, including Africa (markets not already licensed), Latin America, Georgia, Turkmenistan, Ukraine, the Commonwealth of Independent States, Jordan, Syria, Asia and the Pacific (excluding China, Hong Kong, Macau, Taiwan, South Korea, Japan, Australia, and New Zealand).  As a result of this transaction, we received a non-dilutable 25% ownership interest in Altrazeal AG.

Audited or unaudited financial statements of Altrazeal AG for the year ended December 31, 2014 have not been released to us and, therefore, we have not included the effect of the financial activities of Altrazeal AG in our financial statements for such reporting period.  We believe that our share of the cumulative losses of Altrazeal AG for the year ended December 31, 2014 would exceed the carrying value of our investment, therefore the equity method of accounting would be suspended for such reporting periods and no additional losses would be charged to operations.